Presentation of the financial statements - Summary of Adjustment on the Relevant Equity Balance (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained earnings	£ 4,530		£ (2,716)
Shareholders' equity	11,405		3,781
Non-controlling interests	6,952		(109)
Total equity	£ 18,357		3,672	£ 3,489	£ 4,963
Previously stated [member]
Retained earnings		£ (2,716)	(2,137)
Shareholders' equity			4,360
Non-controlling interests			(688)
Total equity		£ 3,672	3,672
Restatement adjustment [member]
Retained earnings			(579)
Shareholders' equity			(579)
Non-controlling interests			£ 579